15. STOCK OPTIONS (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Stock Options Details Narrative
Share based compensation expense, net of related tax effects	$ 266,172	$ 153,227
Options outstanding	5,920,000	6,920,000	4,735,000
Options outstanding, exercise price per share	$ 0.131
Unrecognized costs related to employee granted stock options that are not vested	$ 96,180